                                                                               .
                                                                               .
                                                                               .

       STATEMENT OF ADDITIONAL INFORMATION (SAI) SUPPLEMENT - MAY 1, 2010*

FOR THE SAI DATED APRIL 1, 2010 (FORM # S-6500 CJ)

RiverSource 120/20 Contrarian Equity Fund         RiverSource Precious Metals and Mining Fund
RiverSource Absolute Return Currency and Income   RiverSource Real Estate Fund
Fund                                              RiverSource Recovery and Infrastructure Fund
RiverSource Balanced                              RiverSource Retirement Plus 2010 Fund
RiverSource California Tax-Exempt Fund            RiverSource Retirement Plus 2015 Fund
RiverSource Cash Management Fund                  RiverSource Retirement Plus 2020 Fund
RiverSource Disciplined Equity Fund               RiverSource Retirement Plus 2025 Fund
RiverSource Disciplined International Equity      RiverSource Retirement Plus 2030 Fund
Fund                                              RiverSource Retirement Plus 2035 Fund
RiverSource Disciplined Large Cap Growth Fund     RiverSource Retirement Plus 2040 Fund
RiverSource Disciplined Large Cap Value Fund      RiverSource Retirement Plus 2045 Fund
RiverSource Disciplined Small and Mid Cap         RiverSource S&P 500 Index Fund
Equity Fund                                       RiverSource Short Duration U.S. Government Fund
RiverSource Disciplined Small Cap Value Fund      RiverSource Small Company Index Fund
RiverSource Diversified Bond Fund                 RiverSource Strategic Allocation Fund
RiverSource Diversified Equity Income Fund        RiverSource Strategic Income Allocation Fund
RiverSource Dividend Opportunity Fund             RiverSource Tax-Exempt Bond Fund
RiverSource Emerging Markets Bond Fund            RiverSource Tax-Exempt High Income Fund
RiverSource Equity Value Fund                     RiverSource U.S. Government Mortgage Fund
RiverSource Floating Rate Fund                    Threadneedle Asia Pacific Fund
RiverSource Global Bond Fund                      Threadneedle Emerging Markets Fund
RiverSource Government Money Market Fund          Threadneedle European Equity Fund
RiverSource High Yield Bond Fund                  Threadneedle Global Equity Fund
RiverSource Income Builder Basic Income Fund      Threadneedle Global Equity Income Fund
RiverSource Income Builder Enhanced Income Fund   Threadneedle Global Extended Alpha Fund
RiverSource Income Builder Moderate Income Fund   Threadneedle International Opportunity Fund
RiverSource Income Opportunities Fund             Seligman Capital Fund
RiverSource Inflation Protected Securities Fund   Seligman Communications and Information Fund
RiverSource Intermediate Tax-Exempt Fund          Seligman Frontier Fund
RiverSource LaSalle Global Real Estate Fund       Seligman Global Technology Fund
RiverSource LaSalle Monthly Dividend Real         Seligman Growth Fund
Estate Fund                                       Seligman Large-Cap Value Fund
RiverSource Limited Duration Bond Fund            Seligman Smaller-Cap Value Fund
RiverSource Mid Cap Growth Fund                   Seligman TargETFund 2015
RiverSource Mid Cap Value Fund                    Seligman TargETFund 2025
RiverSource Minnesota Tax-Exempt Fund             Seligman TargETFund 2035
RiverSource New York Tax-Exempt Fund              Seligman TargETFund 2045
RiverSource Partners Fundamental Value Fund       Seligman TargETFund Core
RiverSource Partners International Select         Seligman California Municipal High-Yield Fund
Growth Fund                                       Seligman California Municipal Quality Fund
RiverSource Partners International Select Value   Seligman Minnesota Municipal Fund
Fund                                              Seligman National Municipal Fund
RiverSource Partners International Small Cap      Seligman New York Municipal Fund
Fund
RiverSource Partners Small Cap Value Fund
RiverSource Portfolio Builder Aggressive Fund
RiverSource Portfolio Builder Conservative Fund
RiverSource Portfolio Builder Moderate
Aggressive Fund
RiverSource Portfolio Builder Moderate
Conservative Fund
RiverSource Portfolio Builder Moderate Fund
RiverSource Portfolio Builder Total Equity Fund


The above-referenced funds are each a "fund" and collectively the "funds."

On May 1, 2010, Ameriprise Financial, Inc. ("Ameriprise Financial"), the parent company of RiverSource Investments, LLC, the funds' investment manager, announced the closing of its acquisition of the long-term asset management business of Columbia Management Group, LLC and certain of its affiliated companies from Bank of America (the "Columbia Transaction").

In connection with the Columbia Transaction, effective May 1, 2010, the funds' investment manager, principal underwriter and transfer agent will change their names to reflect the new, combined business:

NEW COMPANY NAME                    FORMER NAME/SERVICE PROVIDER         SERVICES
Columbia Management Investment      RiverSource Investments, LLC         Investment Management Services
Advisers, LLC
Columbia Management Investment      RiverSource Fund Distributors,       Distribution Services
Distributors, Inc.                  Inc.
Columbia Management Investment      RiverSource Service Corporation      Transfer Agent Services
Services Corp.

In connection with the Columbia Transaction, the Columbia-branded funds (which does not include the Columbia money market funds) are part of a family of funds that includes the RiverSource, Seligman and Threadneedle funds (collectively, the "Fund Family"). Currently, the Columbia-branded funds do not share the same policies and procedures as the other funds in the Fund Family and, except as described below, may not be exchanged for shares of RiverSource, Seligman or Threadneedle funds. Effective May 1, 2010, the Columbia-branded funds may be exchanged for RiverSource Cash Management Fund (Class A, B, C and Z shares). Please see the prospectus for RiverSource Cash Management Fund for more information.

The section, Portfolio Holdings Disclosure, for each fund is superseded and replaced in its entirety with the following:

PORTFOLIO HOLDINGS DISCLOSURE

Each fund's Board and the investment manager believe that the investment ideas of the investment manager and any subadviser with respect to portfolio management of a fund should benefit the fund and its shareholders, and do not want to afford speculators an opportunity to profit by anticipating fund trading strategies or by using fund portfolio holdings information for stock picking. However, each fund's Board also believes that knowledge of the fund's portfolio holdings can assist shareholders in monitoring their investments, making asset allocation decisions, and evaluating portfolio management techniques.

Each fund's Board has therefore adopted policies and procedures relating to disclosure of the fund's portfolio securities. These policies and procedures are intended to protect the confidentiality of fund portfolio holdings information and generally prohibit the release of such information until such information is made public, unless such persons have been authorized to receive such information on a selective basis, as described below. It is the policy of the fund not to provide or permit others to provide portfolio holdings on a selective basis, and the investment manager does not intend to selectively disclose portfolio holdings or expect that such holdings information will be selectively disclosed, except where necessary for the fund's operation or where there are legitimate business purposes for doing so and, in any case, where conditions are met that are designed to protect the interests of the fund and its shareholders.

Although the investment manager seeks to limit the selective disclosure of portfolio holdings information and such selective disclosure is monitored under the fund's compliance program for conformity with the policies and procedures, there can be no assurance that these policies will protect the fund from the potential misuse of holdings information by individuals or firms in possession of that information. Under no circumstances may the investment manager, its affiliates or any employee thereof receive any consideration or compensation for disclosing such holdings information.

PUBLIC DISCLOSURES
The funds' portfolio holdings are currently disclosed to the public through filings with the SEC and postings on the funds' website. The information is available on the funds' website as described below.

     - For Equity and Balanced funds, a complete list of fund portfolio holdings as of month-end are posted on the website on a monthly basis approximately, but no earlier than, 15 calendar days after each month-end. The four most recent consecutive monthly disclosures remain posted for each fund. Such portfolio holdings information posted on the website includes the name of each portfolio security, number of shares held by the fund, value of the security and the security's percentage of the market value of the fund's portfolio as of month-end.

     - For Fixed Income funds, a complete list of fund portfolio holdings as of calendar quarter-end are posted on the website on a quarterly basis approximately, but no earlier than, 30 calendar days after such quarter-end, and remain posted at least until the date on which the fund files its Form N-CSR or Form N-Q with the SEC for the subsequent fiscal period. Fixed income fund portfolio holdings information posted on the website shall include the name of each portfolio security, maturity/rate, par value and the security's percentage of the market value of the fund's portfolio as of calendar quarter-end.

     - For Money Market funds, a complete list of fund portfolio holdings as of month-end are posted on the website on a monthly basis, approximately five business days after such month-end. Commencing with the month-end holdings as of September 2010 and thereafter, such month-end holdings will be continuously available on the website for at least six months, together with a link to an SEC webpage where a user of the website may obtain access to the fund's most recent 12 months of publicly available filings on Form N-MFP. Additionally, as of September 2010 and thereafter, Money Market fund portfolio holdings information posted on the website will, at minimum, include with respect to each holding, the name of the issuer, the category of investment (e.g., Treasury debt, government agency debt, asset backed commercial paper, structured investment vehicle note), the CUSIP number (if any), the principal amount, the maturity date (as determined under Rule 2a-7 for purposes of calculating weighted average maturity), the final maturity date (if different from the maturity date previously described), coupon or yield and the amortized cost value. The Money Market funds will also disclose on the website the overall weighted average maturity and weighted average life maturity of a holding and any other information that may be required by the SEC.

Portfolio holdings of funds owned solely by affiliates of the investment manager may not be disclosed on the website. A complete schedule of each fund's portfolio holdings is available semi-annually and annually in shareholder reports filed on Form N-CSR and, after the first and third fiscal quarters, in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC in accordance with federal securities laws and are generally available on the SEC's website within sixty (60) days of the end of a fund's fiscal quarter.

In addition, the investment manager makes publicly available information regarding certain fund's largest five to fifteen holdings, as a percent of the market value of the funds' portfolios as of a month-end. This holdings information is made publicly available through the websites (riversource.com/funds for RiverSource and Threadneedle funds and seligman.com for Seligman funds), approximately fifteen (15) days following the month-end. The scope of the information that is made available on the funds' websites pursuant to the funds' policies may change from time to time without prior notice.

OTHER DISCLOSURES
The funds' policies and procedures provide that no disclosures of the funds' portfolio holdings may be made prior to the portfolio holdings information being made public unless (i) the funds have a legitimate business purpose for making such disclosure, (ii) the funds or their authorized agents authorize such non-public disclosure of information, and (iii) the party receiving the non-public information enters into an appropriate confidentiality agreement or is otherwise subject to a confidentiality obligation.

In determining the existence of a legitimate business purpose for making portfolio disclosures, the following factors, among others, are considered: (i) any prior disclosure must be consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of the investment manager; (ii) any conflicts of interest between the interests of fund shareholders, on the one hand, and those of the investment manager, the funds' distributor or any affiliated person of a fund, the investment manager or distributor on the other; and (iii) any prior disclosure to a third party, although subject to a confidentiality agreement, would not make conduct lawful that is otherwise unlawful.

In addition, the funds periodically disclose their portfolio information on a confidential basis to various service providers that require such information to assist the funds with their day-to-day business affairs. These service providers include each fund's sub-advisor(s) (if any), affiliates of the investment manager, the funds' custodian, sub-custodians, the funds' independent registered public accounting firm, legal counsel, financial printers, proxy solicitor and proxy voting service provider, as well as ratings agencies that maintain ratings on certain funds. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the funds. The funds also may disclose portfolio holdings information to broker/dealers and certain other entities in connection with potential transactions and management of the funds, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

The fund also discloses holdings information as required by federal, state or international securities laws, and may disclose holdings information in response to requests by governmental authorities, or in connection with litigation or potential litigation, a restructuring of a holding, where such disclosure is necessary to participate or explore participation in a restructuring of the holding (e.g., as part of a bondholder group), or to the issuer of a holding, pursuant to a request of the issuer or any other party who is duly authorized by the issuer.

Each fund's Board has adopted policies to ensure that the fund's holdings information is only disclosed in accordance with these policies. Before any selective disclosure of holdings information is permitted, the person seeking to disclose such holdings information must submit a written request to the Portfolio Holdings Committee ("PHC"). The PHC is comprised of members from the investment manager's legal department, Compliance, and the funds' President. The PHC has been authorized by each fund's Board to perform an initial review of requests for disclosure of holdings information to evaluate whether there is a legitimate business purpose for selective disclosure, whether selective disclosure is in the best interests of a fund and its shareholders, to consider any potential conflicts of interest between the fund, the investment manager, and its affiliates, and to safeguard against improper use of holdings information. Factors considered in this analysis are whether the recipient has agreed to or has a duty to keep the holdings information confidential and whether risks have been mitigated such that the recipient has agreed or has a duty to use the holdings information only as necessary to effectuate the purpose for which selective disclosure was authorized, including a duty not to trade on such information. Before portfolio holdings may be selectively disclosed, requests approved by the PHC must also be authorized by either the fund's President, Chief Compliance Officer or General Counsel or their respective designees. On at least an annual basis, the PHC reviews the approved recipients of selective disclosure and may require a resubmission of the request, in order to re-authorize certain ongoing arrangements. These procedures are intended to be reasonably designed to protect the confidentiality of fund holdings information and to prohibit their release to individual investors, institutional investors, intermediaries that distribute the fund's shares, and other parties, until such holdings information is made public or unless such persons have been authorized to receive such holdings information on a selective basis, as set forth above.

Although the investment manager has set up these procedures to monitor and control selective disclosure of holdings information, there can be no assurance that these procedures will protect a fund from the potential misuse of holdings information by individuals or firms in possession of that information.

The funds currently have ongoing arrangements with certain approved recipients with respect to the disclosure of portfolio holdings information prior to such information being made public. Portfolio holdings information disclosed to such recipients is current as of the time of its disclosure, is disclosed to each recipient solely for purposes consistent with the services described below and has been authorized in accordance with the policy. These special arrangements are described in the table below.

ONGOING PORTFOLIO HOLDINGS DISCLOSURE ARRANGEMENTS:
In addition to the daily information provided to the fund's custodians, subcustodians, administrator and investment advisers, the following disclosure arrangements are in place:

                                                                                           FREQUENCY OF
IDENTITY OF RECIPIENT                  CONDITIONS/RESTRICTIONS ON USE OF INFORMATION        DISCLOSURE
Bitlathe                          Website support for fund performance disclosure          Monthly
BlackRock, Inc.                   For providing trading operations and portfolio           Daily
                                  management support.
Bloomberg, L.P.                   For independent research of funds.  Sent monthly,        Monthly
                                  approximately 30 days after month end.
Bowne & Co.                       For printing of proxies and annual updates to            As needed
                                  prospectuses and SAIs.
Cenveo, Inc.                      For printing of prospectuses, supplements, SAIs and      As needed
                                  shareholder reports.
Factset Research Systems          For provision of quantitative analytics, charting and    Daily
                                  fundamental data to the investment manager.
Investment Technology Group,      For evaluation and assessment of trading activity,       Daily
Inc. (ITG, formerly known as      execution and practices by the investment manager.
Plexus Group)
InvestorTools, Inc.               Provide descriptive data for municipal securities        Daily
Morningstar, Inc.                 For independent research and ranking of funds. Sent      Monthly
                                  monthly, approximately 25 days after month end.
RiskMetrics Group (formerly       Proxy voting administration and research on proxy        Daily
Institutional Shareholder         matters.
Services)
Thomson Reuters Corp. (Lipper)    Information provided monthly with a 30 day lag to        Monthly
                                  assure accuracy of Lipper Fact Sheets.


Table 19. Portfolio Managers, is revised as follows for the funds noted in the table:

Reporting provided as of fiscal year end, unless otherwise noted:

                                               OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                      ------------------------------------------------------------
                                                               APPROXIMATE         PERFORMANCE     OWNERSHIP CONFLICTS   STRUCTURE
                                         NUMBER AND TYPE        TOTAL NET             BASED         OF FUND      OF         OF
FUND               PORTFOLIO MANAGER      OF ACCOUNT(a)           ASSETS           ACCOUNTS(b)       SHARE    INTEREST COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource       Colin Lundgren      16 RICs               $1.34 billion     None                 None         (1)         (A)
  Income
Builder Basic                         16 other accounts     $271.73 million
  Income
                  ------------------------------------------------------------------------------------------
                  Gene R.             1 RIC                 $341.48 million   None                 None
                  Tannuzzo(c)
                                      2 other accounts      $0.08 million
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource       Colin Lundgren      16 RICs               $1.38 billion     None                 None         (1)         (A)
  Income
Builder Enhanced                      16 other accounts     $271.73 million
  Income
                  ------------------------------------------------------------------------------------------
                  Gene R.             1 RIC                 $341.48 million   None                 None
                  Tannuzzo(c)
                                      2 other accounts      $0.08 million
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource       Colin Lundgren      16 RICs               $1.18 billion     None                 $100,001-    (1)         (A)
  Income
Builder Moderate                      16 other accounts     $271.73 million                        $500,000
  Income
                  ------------------------------------------------------------------------------------------
                  Gene R.             1 RIC                 $341.48 million   None                 None
                  Tannuzzo(c)
                                      2 other accounts      $0.08 million
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource       Kent M. Bergene(d)  5 RICs                $3.30 billion     None                 $50,001-     (2)         (B)
  Portfolio
Builder                               7 other accounts      $1.36 million                          $100,000
  Aggressive
                  ------------------------------------------------------------------------------------------
                  David M. Joy        5 RICs                $3.30 billion     None                 None
                                      6 other accounts      $1.01 million
                 ------------------------------------------------------------------------------------------------------------------
                  Anwiti Bahuguna(e)  17 RICs               $2.1 billion      None                 None
                                      26 PIVs               $2.4 billion
                                      22 other accounts     $296.0 million
                  ------------------------------------------------------------------------------------------
                  Colin Moore(e)      19 RICs               $3.62 billion     None                 None         (3)         (C)
                                      26 PIVs               $2.4 billion
                                      21 other accounts     $299.0 million
                  ------------------------------------------------------------------------------------------
                  Kent Peterson(e)    17 RICs               $2.1 billion      None                 None
                                      26 PIVs               $2.4 billion
                                      21 other accounts     $296.0 million
                  ------------------------------------------------------------------------------------------
                  Marie M.            17 RICs               $2.1 million      None                 None
                  Schofield(e)
                                      26 PIVs               $2.4 million
                                      16 other accounts     $296.0 million

-----------------------------------------------------------------------------------------------------------------------------------

                                               OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                      ------------------------------------------------------------
                                                               APPROXIMATE         PERFORMANCE     OWNERSHIP CONFLICTS   STRUCTURE
                                         NUMBER AND TYPE        TOTAL NET             BASED         OF FUND      OF         OF
FUND               PORTFOLIO MANAGER      OF ACCOUNT(a)           ASSETS           ACCOUNTS(b)       SHARE    INTEREST COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource       Kent M. Bergene(d)  5 RICs                $3.30 billion     None                 $50,001-     (2)         (B)
  Portfolio
Builder                               7 other accounts      $1.36 million                          $100,000
  Conservative
                  ------------------------------------------------------------------------------------------
                  David M. Joy        5 RICs                $3.30 billion     None                 None
                                      6 other accounts      $1.01 million
                 ------------------------------------------------------------------------------------------------------------------
                  Anwiti Bahuguna(e)  17 RICs               $2.1 billion      None                 None
                                      26 PIVs               $2.4 billion
                                      22 other accounts     $296.0 million
                  ------------------------------------------------------------------------------------------
                  Colin Moore(e)      19 RICs               $3.62 billion     None                 None         (3)         (C)
                                      26 PIVs               $2.4 billion
                                      21 other accounts     $299.0 million
                  ------------------------------------------------------------------------------------------
                  Kent Peterson(e)    17 RICs               $2.1 billion      None                 None
                                      26 PIVs               $2.4 billion
                                      21 other accounts     $296.0 million
                  ------------------------------------------------------------------------------------------
                  Marie M.            17 RICs               $2.1 million      None                 None
                  Schofield(e)
                                      26 PIVs               $2.4 million
                                      16 other accounts     $296.0 million
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource       Kent M. Bergene(d)  5 RICs                $3.30 billion     None                 $50,001-     (2)         (B)
  Portfolio
Builder Moderate                      7 other accounts      $1.36 million                          $100,000
  Aggressive
                  ------------------------------------------------------------------------------------------
                  David M. Joy        5 RICs                $3.30 billion     None                 None
                                      6 other accounts      $1.01 million
                 ------------------------------------------------------------------------------------------------------------------
                  Anwiti Bahuguna(e)  17 RICs               $2.1 billion      None                 None
                                      26 PIVs               $2.4 billion
                                      22 other accounts     $296.0 million
                  ------------------------------------------------------------------------------------------
                  Colin Moore(e)      19 RICs               $3.62 billion     None                 None         (3)         (C)
                                      26 PIVs               $2.4 billion
                                      21 other accounts     $299.0 million
                  ------------------------------------------------------------------------------------------
                  Kent Peterson(e)    17 RICs               $2.1 billion      None                 None
                                      26 PIVs               $2.4 billion
                                      21 other accounts     $296.0 million
                  ------------------------------------------------------------------------------------------
                  Marie M.            17 RICs               $2.1 million      None                 None
                  Schofield(e)
                                      26 PIVs               $2.4 million
                                      16 other accounts     $296.0 million
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource       Kent M. Bergene(d)  5 RICs                $3.56 billion     None                 $10,001-     (2)         (B)
  Portfolio
Builder Moderate                      7 other accounts      $1.36 million                          $50,000
  Conservative
                  ------------------------------------------------------------------------------------------
                  David M. Joy        5 RICs                $3.56 billion     None                 None
                                      6 other accounts      $1.01 million
                 ------------------------------------------------------------------------------------------------------------------
                  Anwiti Bahuguna(e)  17 RICs               $2.1 billion      None                 None         (3)         (C)
                                      26 PIVs               $2.4 billion
                                      22 other accounts     $296.0 million
                  ------------------------------------------------------------------------------------------
                  Colin Moore(e)      19 RICs               $3.62 billion     None                 None
                                      26 PIVs               $2.4 billion
                                      21 other accounts     $299.0 million
                  ------------------------------------------------------------------------------------------
                  Kent Peterson(e)    17 RICs               $2.1 billion      None                 None
                                      26 PIVs               $2.4 billion
                                      21 other accounts     $296.0 million
                  ------------------------------------------------------------------------------------------
                  Marie M.            17 RICs               $2.1 million      None                 None
                  Schofield(e)
                                      26 PIVs               $2.4 million
                                      16 other accounts     $296.0 million
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource       Kent M. Bergene(d)  5 RICs                $3.30 billion     None                 $50,001-     (2)         (B)
  Portfolio
Builder Moderate                      7 other accounts      $1.36 million                          $100,000
                  ------------------------------------------------------------------------------------------
                  David M. Joy        5 RICs                $3.30 billion     None                 None
                                      6 other accounts      $1.01 million
                 ------------------------------------------------------------------------------------------------------------------
                  Anwiti Bahuguna(e)  17 RICs               $2.1 billion      None                 None
                                      26 PIVs               $2.4 billion
                                      22 other accounts     $296.0 million
                  ------------------------------------------------------------------------------------------
                  Colin Moore(e)      19 RICs               $3.62 billion     None                 None
                                      26 PIVs               $2.4 billion
                                      21 other accounts     $299.0 million
                  ------------------------------------------------------------------------------------------
                  Kent Peterson(e)    17 RICs               $2.1 billion      None                 None         (3)         (C)
                                      26 PIVs               $2.4 billion
                                      21 other accounts     $296.0 million
                  ------------------------------------------------------------------------------------------
                  Marie M.            17 RICs               $2.1 million      None                 None
                  Schofield(e)
                                      26 PIVs               $2.4 million
                                      16 other accounts     $296.0 million

-----------------------------------------------------------------------------------------------------------------------------------

                                               OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                      ------------------------------------------------------------
                                                               APPROXIMATE         PERFORMANCE     OWNERSHIP CONFLICTS   STRUCTURE
                                         NUMBER AND TYPE        TOTAL NET             BASED         OF FUND      OF         OF
FUND               PORTFOLIO MANAGER      OF ACCOUNT(a)           ASSETS           ACCOUNTS(b)       SHARE    INTEREST COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource       Kent M. Bergene(d)  5 RICs                $3.30 billion     None                 $50,001-     (2)         (B)
  Portfolio
Builder Total                         7 other accounts      $1.36 million                          $100,000
  Equity
                  ------------------------------------------------------------------------------------------
                  David M. Joy        5 RICs                $3.30 billion     None                 None
                                      6 other accounts      $1.01 million
                 ------------------------------------------------------------------------------------------------------------------
                  Anwiti Bahuguna(e)  17 RICs               $2.1 billion      None                 None
                                      26 PIVs               $2.4 billion
                                      22 other accounts     $296.0 million
                  ------------------------------------------------------------------------------------------
                  Colin Moore(e)      19 RICs               $3.62 billion     None                 None         (3)         (C)
                                      26 PIVs               $2.4 billion
                                      21 other accounts     $299.0 million
                  ------------------------------------------------------------------------------------------
                  Kent Peterson(e)    17 RICs               $2.1 billion      None                 None
                                      26 PIVs               $2.4 billion
                                      21 other accounts     $296.0 million
                  ------------------------------------------------------------------------------------------
                  Marie M.            17 RICs               $2.1 million      None                 None
                  Schofield(e)
                                      26 PIVs               $2.4 million
                                      16 other accounts     $296.0 million
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource S&P   Cheryl              4 RICs                $6.5 billion      None                 None
  500 Index       D'Hollander(e)
                                      1 PIV                 $120.0 million
                                      12 other accounts     $3.8 billion                                        (3)         (C)
                  ------------------------------------------------------------------------------------------
                  Alfred F. Alley     4 RICs                $6.5 billion      None                 None
                  III(e)
                                      3 PIVs                $175.0 million
                                      19 other accounts     $4.0 billion
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource       Cheryl              4 RICs                $6.5 billion      None                 None         (3)         (C)
  Small           D'Hollander(e)
Company Index                         1 PIV                 $120.0 million
                                      12 other accounts     $3.8 billion
                  ------------------------------------------------------------------------------------------
                  Alfred F. Alley     4 RICs                $6.5 billion      None                 None
                  III(e)
                                      3 PIVs                $175.0 million
                                      19 other accounts     $4.0 billion
-----------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL YEAR ENDING MARCH 31
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource       Michael E.          1 RIC                 $689.7 million    None                 None         (3)         (C)
  Precious        Hoover(e)
Metals and                            3 PIVs                $689.7 million
  Mining
                                      3 other accounts      $0.74 million
-----------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL YEAR ENDED APRIL 30
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource       Kent M. Bergene(c)  6 RICs                $4.07 billion     None                 None         (2)         (B)
Retirement Plus                       8 other accounts      $1.47 million
  2010
                  ------------------------------------------------------------------------------------------
                  David M. Joy(c)     6 RICs                $4.07 billion     None                 None
                                      6 other accounts      $1.12 million
                 ------------------------------------------------------------------------------------------------------------------
                  Anwiti Bahuguna(e)  17 RICs               $2.1 billion      None                 None
                                      26 PIVs               $2.4 billion
                                      22 other accounts     $296.0 million
                  ------------------------------------------------------------------------------------------
                  Colin Moore(e)      19 RICs               $3.62 billion     None                 None         (3)         (C)
                                      26 PIVs               $2.4 billion
                                      21 other accounts     $299.0 million
                  ------------------------------------------------------------------------------------------
                  Kent Peterson(e)    17 RICs               $2.1 billion      None                 None
                                      26 PIVs               $2.4 billion
                                      21 other accounts     $296.0 million
                  ------------------------------------------------------------------------------------------
                  Marie M.            17 RICs               $2.1 million      None                 None
                  Schofield(e)
                                      26 PIVs               $2.4 million
                                      16 other accounts     $296.0 million
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource       Kent M. Bergene(c)  6 RICs                $4.07 billion     None                 None         (2)         (B)
Retirement Plus                       8 other accounts      $1.47 million
  2015
                  ------------------------------------------------------------------------------------------
                  David M. Joy(c)     6 RICs                $4.07 billion     None                 $1-
                                                                                                   $10,000
                                      6 other accounts      $1.12 million
                 ------------------------------------------------------------------------------------------------------------------
                  Anwiti Bahuguna(e)  17 RICs               $2.1 billion      None                 None
                                      26 PIVs               $2.4 billion
                                      22 other accounts     $296.0 million
                  ------------------------------------------------------------------------------------------
                  Colin Moore(e)      19 RICs               $3.62 billion     None                 None         (3)         (C)
                                      26 PIVs               $2.4 billion
                                      21 other accounts     $299.0 million
                  ------------------------------------------------------------------------------------------
                  Kent Peterson(e)    17 RICs               $2.1 billion      None                 None
                                      26 PIVs               $2.4 billion
                                      21 other accounts     $296.0 million
                  ------------------------------------------------------------------------------------------
                  Marie M.            17 RICs               $2.1 million      None                 None
                  Schofield(e)
                                      26 PIVs               $2.4 million
                                      16 other accounts     $296.0 million

-----------------------------------------------------------------------------------------------------------------------------------

                                               OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                      ------------------------------------------------------------
                                                               APPROXIMATE         PERFORMANCE     OWNERSHIP CONFLICTS   STRUCTURE
                                         NUMBER AND TYPE        TOTAL NET             BASED         OF FUND      OF         OF
FUND               PORTFOLIO MANAGER      OF ACCOUNT(a)           ASSETS           ACCOUNTS(b)       SHARE    INTEREST COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource       Kent M. Bergene(c)  6 RICs                $4.07 billion     None                 None         (2)         (B)
Retirement Plus                       8 other accounts      $1.47 million
  2020
                  ------------------------------------------------------------------------------------------
                  David M. Joy(c)     6 RICs                $4.07 billion     None                 None
                                      6 other accounts      $1.12 million
                 ------------------------------------------------------------------------------------------------------------------
                  Anwiti Bahuguna(e)  17 RICs               $2.1 billion      None                 None
                                      26 PIVs               $2.4 billion
                                      22 other accounts     $296.0 million
                  ------------------------------------------------------------------------------------------
                  Colin Moore(e)      19 RICs               $3.62 billion     None                 None         (3)         (C)
                                      26 PIVs               $2.4 billion
                                      21 other accounts     $299.0 million
                  ------------------------------------------------------------------------------------------
                  Kent Peterson(e)    17 RICs               $2.1 billion      None                 None
                                      26 PIVs               $2.4 billion
                                      21 other accounts     $296.0 million
                  ------------------------------------------------------------------------------------------
                  Marie M.            17 RICs               $2.1 million      None                 None
                  Schofield(e)
                                      26 PIVs               $2.4 million
                                      16 other accounts     $296.0 million
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource       Kent M. Bergene(c)  6 RICs                $4.07 billion     None                 None         (2)         (B)
Retirement Plus                       8 other accounts      $1.47 million
  2025
                  ------------------------------------------------------------------------------------------
                  David M. Joy(c)     6 RICs                $4.07 billion     None                 None
                                      6 other accounts      $1.12 million
                 ------------------------------------------------------------------------------------------------------------------
                  Anwiti Bahuguna(e)  17 RICs               $2.1 billion      None                 None
                                      26 PIVs               $2.4 billion
                                      22 other accounts     $296.0 million
                  ------------------------------------------------------------------------------------------
                  Colin Moore(e)      19 RICs               $3.62 billion     None                 None         (3)         (C)
                                      26 PIVs               $2.4 billion
                                      21 other accounts     $299.0 million
                  ------------------------------------------------------------------------------------------
                  Kent Peterson(e)    17 RICs               $2.1 billion      None                 None
                                      26 PIVs               $2.4 billion
                                      21 other accounts     $296.0 million
                  ------------------------------------------------------------------------------------------
                  Marie M.            17 RICs               $2.1 million      None                 None
                  Schofield(e)
                                      26 PIVs               $2.4 million
                                      16 other accounts     $296.0 million
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource       Kent M. Bergene(c)  6 RICs                $4.07 billion     None                 None         (2)         (B)
Retirement Plus                       8 other accounts      $1.47 million
  2030
                  ------------------------------------------------------------------------------------------
                  David M. Joy(c)     6 RICs                $4.07 billion     None                 None
                                      6 other accounts      $1.12 million
                 ------------------------------------------------------------------------------------------------------------------
                  Anwiti Bahuguna(e)  17 RICs               $2.1 billion      None                 None
                                      26 PIVs               $2.4 billion
                                      22 other accounts     $296.0 million
                  ------------------------------------------------------------------------------------------
                  Colin Moore(e)      19 RICs               $3.62 billion     None                 None         (3)         (C)
                                      26 PIVs               $2.4 billion
                                      21 other accounts     $299.0 million
                  ------------------------------------------------------------------------------------------
                  Kent Peterson(e)    17 RICs               $2.1 billion      None                 None
                                      26 PIVs               $2.4 billion
                                      21 other accounts     $296.0 million
                  ------------------------------------------------------------------------------------------
                  Marie M.            17 RICs               $2.1 million      None                 None
                  Schofield(e)
                                      26 PIVs               $2.4 million
                                      16 other accounts     $296.0 million
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource       Kent M. Bergene(c)  6 RICs                $4.07 billion     None                 None         (2)         (B)
Retirement Plus                       8 other accounts      $1.47 million
  2035
                  ------------------------------------------------------------------------------------------
                  David M. Joy(c)     6 RICs                $4.07 billion     None                 None
                                      6 other accounts      $1.12 million
                 ------------------------------------------------------------------------------------------------------------------
                  Anwiti Bahuguna(e)  17 RICs               $2.1 billion      None                 None
                                      26 PIVs               $2.4 billion
                                      22 other accounts     $296.0 million
                  ------------------------------------------------------------------------------------------
                  Colin Moore(e)      19 RICs               $3.62 billion     None                 None         (3)         (C)
                                      26 PIVs               $2.4 billion
                                      21 other accounts     $299.0 million
                  ------------------------------------------------------------------------------------------
                  Kent Peterson(e)    17 RICs               $2.1 billion      None                 None
                                      26 PIVs               $2.4 billion
                                      21 other accounts     $296.0 million
                  ------------------------------------------------------------------------------------------
                  Marie M.            17 RICs               $2.1 million      None                 None
                  Schofield(e)
                                      26 PIVs               $2.4 million
                                      16 other accounts     $296.0 million

-----------------------------------------------------------------------------------------------------------------------------------

                                               OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                      ------------------------------------------------------------
                                                               APPROXIMATE         PERFORMANCE     OWNERSHIP CONFLICTS   STRUCTURE
                                         NUMBER AND TYPE        TOTAL NET             BASED         OF FUND      OF         OF
FUND               PORTFOLIO MANAGER      OF ACCOUNT(a)           ASSETS           ACCOUNTS(b)       SHARE    INTEREST COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource       Kent M. Bergene(c)  6 RICs                $4.07 billion     None                 None         (2)         (B)
Retirement Plus                       8 other accounts      $1.47 million
  2040
                  ------------------------------------------------------------------------------------------
                  David M. Joy(c)     6 RICs                $4.07 billion     None                 None
                                      6 other accounts      $1.12 million
                 ------------------------------------------------------------------------------------------------------------------
                  Anwiti Bahuguna(e)  17 RICs               $2.1 billion      None                 None
                                      26 PIVs               $2.4 billion
                                      22 other accounts     $296.0 million
                  ------------------------------------------------------------------------------------------
                  Colin Moore(e)      19 RICs               $3.62 billion     None                 None         (3)         (C)
                                      26 PIVs               $2.4 billion
                                      21 other accounts     $299.0 million
                  ------------------------------------------------------------------------------------------
                  Kent Peterson(e)    17 RICs               $2.1 billion      None                 None
                                      26 PIVs               $2.4 billion
                                      21 other accounts     $296.0 million
                  ------------------------------------------------------------------------------------------
                  Marie M.            17 RICs               $2.1 million      None                 None
                  Schofield(e)
                                      26 PIVs               $2.4 million
                                      16 other accounts     $296.0 million
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource       Kent M. Bergene(c)  6 RICs                $4.07 billion     None                 None         (2)         (B)
Retirement Plus                       8 other accounts      $1.47 million
  2045
                  ------------------------------------------------------------------------------------------
                  David M. Joy(c)     6 RICs                $4.07 billion     None                 None
                                      6 other accounts      $1.12 million
                 ------------------------------------------------------------------------------------------------------------------
                  Anwiti Bahuguna(e)  17 RICs               $2.1 billion      None                 None
                                      26 PIVs               $2.4 billion
                                      22 other accounts     $296.0 million
                  ------------------------------------------------------------------------------------------
                  Colin Moore(e)      19 RICs               $3.62 billion     None                 None         (3)         (C)
                                      26 PIVs               $2.4 billion
                                      21 other accounts     $299.0 million
                  ------------------------------------------------------------------------------------------
                  Kent Peterson(e)    17 RICs               $2.1 billion      None                 None
                                      26 PIVs               $2.4 billion
                                      21 other accounts     $296.0 million
                  ------------------------------------------------------------------------------------------
                  Marie M.            17 RICs               $2.1 million      None                 None
                  Schofield(e)
                                      26 PIVs               $2.4 million
                                      16 other accounts     $296.0 million
-----------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource       Colin Lundgren(c)   17 RICs               $1.59 billion     None                 None
  Short
Duration U.S.                         15 other accounts     $203.49 million
  Government
                  ------------------------------------------------------------------------------------------
                  Jason J. Callan(c)  1 RIC                 $191.95 million   None                 None         (4)         (A)
                                      3 other accounts      $0.34 million
                  ------------------------------------------------------------------------------------------
                  Tom Heuer(c)        2 other accounts      $0.42 million     None                 None
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource U.S.  Colin Lundgren(c)   17 RICs               $1.59 billion     None                 None
Government                            15 other accounts     $203.49 million                                     (4)         (A)
  Mortgage
                  ------------------------------------------------------------------------------------------
                  Jason J. Callan     None                  None              None                 None
                  ------------------------------------------------------------------------------------------
                  Tom Heuer(c)        2 other accounts      $0.42 million     None                 None
-----------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Real  Arthur J.           1 RIC                 $330.0 million    None                 None         (3)         (C)
  Estate          Hurley(e)
                                      8 other accounts      $0.75 million
-----------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource       Brian M. Condon(e)  3 RICs                $594.0 million    1 PIV ($22 M)        None         (3)         (C)
Disciplined                           8 PIVs                $864.0 million
  Equity
                                      40 other accounts     $2.72 billion
                 ------------------------------------------------------------------------------------------------------------------
                  Gina Mourtzinou     11 RICs               $6.58 billion     7 RICs ($5.46 B)     $50,001-     (4)         (D)
                                      4 other accounts      $99.99 million                         $100,000
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource       Brian M. Condon(e)  3 RICs                $594.0 million    1 PIV ($22 M)        None
Disciplined                           8 PIVs                $864.0 million
  Small and
Mid Cap Equity                        40 other accounts     $2.72 billion
                  ------------------------------------------------------------------------------------------
                  Alfred F. Alley     4 RICs                $6.5 billion      None                 None         (3)         (C)
                  III(e)
                                      3 PIVs                $175.0 million
                                      19 other accounts     $4.0 billion
                 ------------------------------------------------------------------------------------------------------------------
                  Gina Mourtzinou     11 RICs               $8.28 billion     7 RICs ($7.16 B)     None         (4)         (D)
                                      4 other accounts      $99.99 million

-----------------------------------------------------------------------------------------------------------------------------------

                                               OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                      ------------------------------------------------------------
                                                               APPROXIMATE         PERFORMANCE     OWNERSHIP CONFLICTS   STRUCTURE
                                         NUMBER AND TYPE        TOTAL NET             BASED         OF FUND      OF         OF
FUND               PORTFOLIO MANAGER      OF ACCOUNT(a)           ASSETS           ACCOUNTS(b)       SHARE    INTEREST COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource       Brian M. Condon(e)  3 RICs                $594.0 million    1 PIV ($22 M)        None         (3)         (C)
Disciplined                           8 PIVs                $864.0 million
  Small Cap
  Value
                                      40 other accounts     $2.72 billion
                  ------------------------------------------------------------------------------------------
                  Alfred F. Alley     4 RICs                $6.5 billion      None                 None
                  III(e)
                                      3 PIVs                $175.0 million
                                      19 other accounts     $4.0 billion
                 ------------------------------------------------------------------------------------------------------------------
                  Gina Mourtzinou     11 RICs               $8.38 billion     7 RICs ($7.27 B)     $10,001-     (4)         (D)
                                      4 other accounts      $99.99 million                         $50,000
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource       Colin Lundgren(c)   17 RICs               $1.59 billion     None                 None         (4)         (A)
  Inflation
Protected                             15 other accounts     $203.49 million
  Securities
                  ------------------------------------------------------------------------------------------
                  Visha I             3 other accounts      $0.10 million     None                 None
                  Khanduja(c)
-----------------------------------------------------------------------------------------------------------------------------------
Limited Duration  Tom Murphy          8 RICs                $10.28 billion    3 RICs ($1.39 B)     $50,001-     (4)         (A)
  Bond
                                      2 PIVs                $816.27 million                        $100,000
                                      15 other accounts     $12.23 billion
-----------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDED AUGUST 31
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource       Tom Murphy          6 RICs                $6.26 billion     3 RICs ($916.13 M)   $10,001-     (4)         (A)
Diversified Bond                      2 PIVs                $826.67 million                        $50,000
                                      14 other accounts     $12.60 billion
                  ------------------------------------------------------------------------------------------
                  Scott Schroepfer    7 RICs                $8.29 billion     3 RICs ($916.13 M)   None
                  ------------------------------------------------------------------------------------------
                  Colin Lundgren(c)   17 RICs               $1.59 billion     None                 $100,001-
                                      15 other accounts     $203.49 million                        $500,000
-----------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDED SEPTEMBER 30
-----------------------------------------------------------------------------------------------------------------------------------
Balanced          Steve Schroll       12 RICs               $13.73 billion    8 RICs ($13.23 B)    None
                                      2 PIVs                $48.35 million
                                      18 other accounts(f)  $2.42 billion
                  ------------------------------------------------------------------------------------------
                  Laton Spahr         12 RICs               $13.73 billion    8 RICs ($13.23 B)    $1-
                                                                                                   $10,000
                                      2 PIVs                $48.35 million                                                  (E)
                                      16 other accounts(f)  $2.42 billion
                  ------------------------------------------------------------------------------------------
                  Paul Stocking       12 RICs               $13.73 billion    8 RICs ($13.23 B)    None
                                      2 PIVs                $48.35 million                                      (4)
                                      21 other accounts(f)  $2.42 billion
                  ------------------------------------------------------------------------------------------           ------------
                  Tom Murphy          6 RICs                $10.40 billion    2 RICs ($729.4 M)    None
                                      2 PIVs                $835.61 million
                                      18 other accounts     $15.33 billion
                  ------------------------------------------------------------------------------------------
                  Scott Schroepfer    7 RICs                $12.47 billion    2 RICs ($729.5 M)    None                     (A)
                                      4 other accounts      $8.13 million
                  ------------------------------------------------------------------------------------------
                  Colin Lundgren(c)   17 RICs               $1.59 billion     None                 None
                                      15 other accounts     $203.49 million
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource       Brian M. Condon(e)  3 RICs                $594.0 million    1 PIV ($22 M)        None         (3)         (C)
  Disciplined
Large Cap Growth                      8 PIVs                $864.0 million
                                      40 other accounts     $2.72 billion
                 ------------------------------------------------------------------------------------------------------------------
                  Gina Mourtzinou     9 RICs                $8.28 billion     6 RICs ($7.19 B)     None         (4)         (D)
                                      12 other accounts     $1.83 billion
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource       Brian M. Condon(e)  3 RICs                $594.0 million    1 PIV ($22 M)        None         (3)         (C)
  Disciplined
Large Cap Value                       8 PIVs                $864.0 million
                                      40 other accounts     $2.72 billion
                 ------------------------------------------------------------------------------------------------------------------
                  Gina Mourtzinou     9 RICs                $8.62 billion     6 RICs ($7.53 B)     None         (4)         (D)
                                      12 other accounts     $1.83 billion
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource       Anwiti Bahuguna(e)  17 RICs               $2.1 billion      None                 None
Strategic                             26 PIVs               $2.4 billion
  Allocation
                                      22 other accounts     $296.0 million
                  ------------------------------------------------------------------------------------------
                  Colin Moore(e)      19 RICs               $3.62 billion     None                 None         (3)         (C)
                                      26 PIVs               $2.4 billion
                                      21 other accounts     $299.0 million
                  ------------------------------------------------------------------------------------------
                  Kent Peterson(e)    17 RICs               $2.1 billion      None                 None
                                      26 PIVs               $2.4 billion
                                      21 other accounts     $296.0 million
                  ------------------------------------------------------------------------------------------
                  Marie M.            17 RICs               $2.1 million      None                 None
                  Schofield(e)
                                      26 PIVs               $2.4 million
                                      16 other accounts     $296.0 million
                 ------------------------------------------------------------------------------------------------------------------
                  David M. Joy(c)     6 RICs                $4.07 billion     None                 None
                                      6 other accounts      $1.12 million
                  ------------------------------------------------------------------------------------------
                  Gina Mourtzinou     9 RICs                $8.28 billion     6 RICs ($6.92 B)     $100,001-    (4)         (B)
                                      12 other accounts     $1.83 billion                          $500,000

-----------------------------------------------------------------------------------------------------------------------------------

                                               OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                      ------------------------------------------------------------
                                                               APPROXIMATE         PERFORMANCE     OWNERSHIP CONFLICTS   STRUCTURE
                                         NUMBER AND TYPE        TOTAL NET             BASED         OF FUND      OF         OF
FUND               PORTFOLIO MANAGER      OF ACCOUNT(a)           ASSETS           ACCOUNTS(b)       SHARE    INTEREST COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource       Colin Lundgren      16 RICs               $1.24 billion     None                 None
  Strategic
Income                                14 other accounts     $1.22 billion
  Allocation
                  ------------------------------------------------------------------------------------------
                  Gene R. Tannuzzo    2 other accounts      $0.04 million     None                 $1-          (4)         (A)
                                                                                                   $10,000
                  ------------------------------------------------------------------------------------------
                  Scott               8 RICs                $13.75 billion    3 RICs ($882.62 M)   None
                  Schroepfer(c)
                                      5 other accounts      $9.41 million
                 ------------------------------------------------------------------------------------------------------------------
                  Laura A.            4 RICs                $2.2 billion      None                 None         (3)         (C)
                  Ostrander(e)
                                      10 other accounts     $1.7 million
-----------------------------------------------------------------------------------------------------------------------------------
Seligman          John K. Schonberg   6 RICs                $1.23 billion     2 RICs ($1.12 B)     None                     (F)
  TargETFund
  2015
                                      2 PIVs                $20.41 million
                                      5 other accounts      $1.13 million                                       (4)
                  ------------------------------------------------------------------------------------------           ------------
                  Gary Terpening      4 RICs                $107.69 million   None                 None                     (D)
                                      3 other accounts      $0.40 million
-----------------------------------------------------------------------------------------------------------------------------------
Seligman          John K. Schonberg   6 RICs                $1.23 billion     2 RICs ($1.12 B)     None                     (F)
  TargETFund
  2025
                                      2 PIVs                $20.41 million
                                      5 other accounts      $1.13 million                                       (4)
                  ------------------------------------------------------------------------------------------           ------------
                  Gary Terpening      4 RICs                $99.96 million    None                 None                     (D)
                                      3 other accounts      $0.40 million
-----------------------------------------------------------------------------------------------------------------------------------
Seligman          John K. Schonberg   6 RICs                $1.23 billion     2 RICs ($1.12 B)     None                     (F)
  TargETFund
  2035
                                      2 PIVs                $20.41 million
                                      5 other accounts      $1.13 million                                       (4)
                  ------------------------------------------------------------------------------------------           ------------
                  Gary Terpening      4 RICs                $124.47 million   None                 None                     (D)
                                      3 other accounts      $0.40 million
-----------------------------------------------------------------------------------------------------------------------------------
Seligman          John K. Schonberg   6 RICs                $1.23 billion     2 RICs ($1.12 B)     None                     (F)
  TargETFund
  2045
                                      2 PIVs                $20.41 million
                                      5 other accounts      $1.13 million                                       (4)
                  ------------------------------------------------------------------------------------------           ------------
                  Gary Terpening      4 RICs                $129.70 million   None                 None                     (D)
                                      3 other accounts      $0.40 million
-----------------------------------------------------------------------------------------------------------------------------------
Seligman          John K. Schonberg   6 RICs                $1.23 billion     2 RICs ($1.12 B)     None                     (F)
  TargETFund
  Core
                                      2 PIVs                $20.41 million
                                      5 other accounts      $1.13 million                                       (4)
                  ------------------------------------------------------------------------------------------           ------------
                  Gary Terpening      4 RICs                $75.53 million    None                 None                     (D)
                                      3 other accounts      $0.40 million
-----------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource       Fred Copper(e)      10 RICs               $1.8 billion      None                 None         (3)         (C)
  Disciplined
International                         4 PIVs                $634.7 million
  Equity
                                      24 other accounts     $92.4 million
-----------------------------------------------------------------------------------------------------------------------------------
Seligman          John K.             8 RICs                $1.98 billion     2 RICs ($1.55 B)     None
  Frontier        Schonberg(c)
                                      2 PIVs                $27.61 million
                                      6 other accounts      $1.26 million
                  ------------------------------------------------------------------------------------------
                  Sam Murphy(c)       2 RICs                $1.55 billion     2 RICs ($1.55 B)     None         (4)         (F)
                                      3 other accounts      $0.15 million
                  ------------------------------------------------------------------------------------------
                  Mike Marzolf(c)     2 RICs                $1.55 billion     2 RICs ($1.55 B)     None
                                      3 other accounts      $0.081 million
-----------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Capital  Wayne Collette(e)   10 RICs               $2.55 billion     None                 None
                                      1 PIV                 $125.4 million
                                      114 other accounts    $216.4 million
                  ------------------------------------------------------------------------------------------
                  George Myers(e)     7 RICs                $2.13 billion     None                 None         (3)         (C)
                                      1 PIV                 $125.4 million
                                      103 other accounts    $138.8 million
                  ------------------------------------------------------------------------------------------
                  Lawrence W. Lin(e)  7 RICs                $2.13 billion     None                 None
                                      1 PIV                 $125.4 million
                                      108 other accounts    $138.8 million
                  ------------------------------------------------------------------------------------------
                  Brian D. Neigut(e)  7 RICs                $2.13 billion     None                 None
                                      1 PIV                 $125.4 million
                                      105 other accounts    $138.6 million
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Growth   John Wilson(e)      5 RICs                $1.65 billion     None                 None         (3)         (C)
                                      1 PIV                 $310.0 million
                                      19 other accounts     $350.0 million
                  ------------------------------------------------------------------------------------------
                  Peter Deininger(e)  1 PIV                 $315.0 million    None                 None
                                      15 other accounts     $275.0 million
-----------------------------------------------------------------------------------------------------------------------------------



   (a) RIC refers to a Registered Investment Company (each series or portfolio of a RIC is treated as a separate RIC); PIV refers to a Pooled Investment Vehicle.

   (b) Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.

   (c) Portfolio manager began managing the fund after its fiscal year end; therefore reporting is provided as of Dec. 31, 2009.

   (d) Mr. Bergene has overall accountability for the group that monitors the subadvisers for the funds and for making recommendations to the Boards of Directors on changes to those subadvisers.

   (e) Portfolio manager began managing the fund after its fiscal year end; therefore reporting is provided as of March 31, 2010.

   (f) Reflects each wrap program strategy as a single client, rather than counting each participant in the program as a separate client.

CONFLICTS OF INTEREST

(1) Management of the Income Builder Funds-of-Funds differs from that of the other funds. The portfolio management process is set forth generally below and in more detail in the funds' prospectus.

    The investment manager uses quantitative models combined with qualitative factors to determine the funds allocations to the underlying funds. Using these methodologies, a group of the investment manager's investment professionals allocates each fund's assets within and across different asset classes in an effort to achieve the fund's objective of providing a high level of current income and growth of capital. The fund will typically be rebalanced monthly in an effort to maximize the level of income and capital growth, incorporating various measures of relative value subject to constraints that set minimum or maximum exposure within asset classes, as set forth in the prospectus. Within the equity and fixed income asset classes, the investment manager establishes allocations for the funds, seeking to achieve each fund's objective by investing in defined investment categories. The target allocation range constraints are intended, in part, to promote diversification within the asset classes.

    Because of the structure of the funds-of-funds, the potential conflicts of interest for the portfolio managers may be different than the potential conflicts of interest for portfolio managers who manage other funds. These potential conflicts of interest include:

    In certain cases, the portfolio managers of the underlying funds are the same as the portfolio managers of the Income Builder Funds-of-Funds, and could influence the allocation of funds-of-funds assets to or away from the underlying funds that they manage.

    The investment manager and its affiliates may receive higher compensation as a result of allocations to underlying funds with higher fees.

    The investment manager monitors the performance of the underlying funds and may, from time to time, recommend to the Board of Directors of the funds a change in portfolio management or fund strategy or the closure or merger of an underlying fund. In addition, the investment manager may believe that certain funds may benefit from additional assets or could be harmed by redemptions. All of these factors may also influence decisions in connection with the allocation of funds-of-funds assets to or away from certain underlying funds.

    In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund. The investment manager has in place a Code of Ethics that is designed to address conflicts and that, among other things, imposes restrictions on the ability of the portfolio managers and other "investment access persons" to invest in securities that may be recommended or traded in the fund and other client accounts.

(2) Management of funds-of-funds differs from that of the other funds. The portfolio management process is set forth generally below and in more detail in the funds' prospectus. Portfolio managers of the fund-of-funds may be involved in determining each funds-of-fund's allocation among the three main asset classes (equity, fixed income and cash) and the allocation among investment categories within each asset class, as well as each funds-of-fund's allocation among the underlying funds.

    Because of the structure of the funds-of-funds, the potential conflicts of interest for the portfolio managers may be different than the potential conflicts of interest for portfolio managers who manage other funds.

    In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund. The investment manager has in place a Code of Ethics that is designed to address conflicts and that, among other things, imposes restrictions on the ability of the portfolio managers and other "investment access persons" to invest in securities that may be recommended or traded in the fund and other client accounts.

(3) Like other investment professionals with multiple clients, a fund's portfolio manager(s) may face certain potential conflicts of interest in connection with managing both the fund and other accounts at the same time. The investment manager and the funds have adopted compliance policies and procedures that attempt to address certain of the potential conflicts that portfolio managers face in this regard. Certain of these conflicts of interest are summarized below.

    The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (performance fee accounts), may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor higher fee accounts.

    Potential conflicts of interest also may arise when a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to the investment manager's Code of Ethics and certain limited exceptions, the investment manager's investment professionals do not have the opportunity to invest in client accounts, other than the funds.

    A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. The effects of this potential conflict may be more pronounced where funds and/or accounts managed by a particular portfolio manager have different investment strategies.

    A portfolio manager may be able to select or influence the selection of the broker/dealers that are used to execute securities transactions for the funds. A portfolio manager's decision as to the selection of broker/dealers could produce disproportionate costs and benefits among the funds and the other accounts the portfolio manager manages.

    A potential conflict of interest may arise when a portfolio manager buys or sells the same securities for a fund and other accounts. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a fund as well as other accounts, the investment manager's trading desk may, to the extent consistent with applicable laws and regulations, aggregate the securities to be sold or bought in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a fund or another account if a portfolio manager favors one account over another in allocating the securities bought or sold.

    "Cross trades," in which a portfolio manager sells a particular security held by a fund to another account (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than an independent third party would pay. The investment manager and the funds have adopted compliance procedures that provide that any transactions between a fund and another account managed by the investment manager are to be made at a current market price, consistent with applicable laws and regulations.

    Another potential conflict of interest may arise based on the different investment objectives and strategies of a fund and other accounts managed by its portfolio manager(s). Depending on another account's objectives and other factors, a portfolio manager may give advice to and make decisions for a fund that may differ from advice given, or the timing or nature of decisions made, with respect to another account. A portfolio manager's investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for a fund, even though it could have been bought or sold for the fund at the same time. A portfolio manager also may buy a particular security for one or more accounts when one or more other accounts are selling the security (including short sales). There may be circumstances when a portfolio manager's purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts, including the funds.

    A fund's portfolio manager(s) also may have other potential conflicts of interest in managing the fund, and the description above is not a complete description of every conflict that could exist in managing the fund and other accounts. Many of the potential conflicts of interest to which the investment manager's portfolio managers are subject are essentially the same or similar to the potential conflicts of interest related to the investment management activities of the investment manager and its affiliates.

(4) Portfolio managers may manage one or more mutual funds as well as other types of accounts, including hedge funds, proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage another account whose fees may be materially greater than the management fees paid by the fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, competing investment decisions made for different accounts and the aggregation and allocation of trades. In addition, The investment manager monitors a variety of areas (e.g., allocation of investment opportunities) and compliance with the firm's Code of Ethics, and places additional investment restrictions on portfolio managers who manage hedge funds and certain other accounts.

    The investment manager has a fiduciary responsibility to all of the clients for which it manages accounts. The investment manager seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and equitable basis over time. The investment manager has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

    In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund. The investment manager's Code of Ethics is designed to address conflicts and, among other things, imposes restrictions on the ability of the portfolio managers and other "investment access persons" to invest in securities that may be recommended or traded in the fund and other client accounts.

STRUCTURE OF COMPENSATION

(A) Portfolio manager compensation is typically comprised of (i) a base salary,
    (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and may include (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus is paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. The bonus pool is determined by the aggregate market competitive bonus targets for the teams of which the portfolio manager is a member and by the short-term (typically one-year) and long-term (typically three-year) performance of those accounts in relation to applicable benchmarks or the relevant peer group universe. Senior management of the investment manager has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. Portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other employees of the investment manager. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, portfolio managers may also be eligible for other benefits or perquisites that are available to all employees of the investment manager at the same job level.

(B) The compensation of employees of the investment manager consists of (i) a base salary, (ii) an annual cash bonus, and (iii) equity incentive awards in the form of stock options and/or restricted stock. The annual cash bonus is based on management's assessment of the employee's performance relative to individual and business unit goals and objectives which, for portfolio manager Joy, may be based, in part, on achieving certain investment performance goals and retaining and attracting assets under management, and for portfolio manager Bergene, on developing competitive products, managing existing products, and selecting and monitoring subadvisers for the funds. In addition, subject to certain vesting requirements, the compensation of portfolio manager Joy includes an annual award based on the performance of Ameriprise Financial over rolling three-year periods. This program has been discontinued and the final award under this plan covers the three-year period that started in January 2007 and ended in December 2009. Portfolio managers are provided with a benefit package including life insurance, health insurance and participation in the company's 401(k) plan comparable to that received by other employees of the investment manager. Depending upon their job level, portfolio managers may also be eligible for other benefits or perquisites that are available to all employees of investment manager at the same job level.

(C) As of the funds' most recent fiscal year end, the portfolio managers received all of their compensation in the form of salary, bonus, stock options, restricted stock, and notional investments through an incentive plan, the value of which is measured by reference to the performance of the funds in which the account is invested. A portfolio manager's bonus is variable and generally is based on (1) an evaluation of the portfolio manager's investment performance and (2) the results of a peer and/or management review of the portfolio manager, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the investment manager generally considers the one, three and five year performance of mutual funds and other accounts managed by the portfolio manager relative to the benchmarks and peer groups noted below, emphasizing the portfolio manager's three and five year performance. The investment manager also may consider a portfolio manager's performance in managing client assets in sectors and industries assigned to the portfolio manager as part of his/her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group's overall investment performance.

     PERFORMANCE BENCHMARKS:

PORTFOLIO MANAGER                      FUND(S)                 PRIMARY BENCHMARK(S)               PEER GROUP
-----------------            ---------------------------   ---------------------------   ---------------------------
Alfred F. Alley III          RiverSource Disciplined       Russell 2500 Index            Lipper Mid-Cap Core Funds
                             Small and Mid Cap Equity                                    Classification
                             RiverSource Disciplined       Russell 200 Value Index       Lipper Small Cap Value
                             Small Cap Value                                             Funds Classification
                             RiverSource S&P 500 Index     S&P 500 Index                 Lipper S&P 500 Index
                                                                                         Objective Funds
                                                                                         Classification
                             RiverSource Small Company     S&P Small Cap 600 Index       Lipper Small-Cap Core Funds
                             Index                                                       Classification
Anwiti Bahuguna, Colin       RiverSource Portfolio         S&P 500 Index                 Lipper Large Cap Core Funds
Moore, Kent Peterson and     Builder Aggressive,                                         Classification
Marie M. Schofield           RiverSource Portfolio
                             Builder Moderate Aggressive
                             and RiverSource Portfolio
                             Builder Total Equity
                             RiverSource Portfolio         Barclays Capital U.S.         Lipper Mixed-Asset Target
                             Builder Conservative          Aggregate 1-3 Years Index     Allocation Conservative
                                                           and Blended: 80% Barclays     Funds Classification
                                                           Capital U.S. Aggregate 1-3
                                                           Years Index, 20% Barclays
                                                           Capital U.S. Corporate
                                                           High-Yield Bond Index

PORTFOLIO MANAGER                      FUND(S)                 PRIMARY BENCHMARK(S)               PEER GROUP
-----------------            ---------------------------   ---------------------------   ---------------------------
                             RiverSource Portfolio         S&P 500 Index and Barclays    Lipper Mixed-Asset Target
                             Builder Moderate              Capital U.S. Aggregate Bond   Allocation Conservative
                             Conservative                  Index                         Funds Classification
                             RiverSource Portfolio         S&P 500 Index and Barclays    Lipper Mixed-Asset Target
                             Builder Moderate              Capital U.S. Aggregate Bond   Allocation Growth Funds
                                                           Index                         Classification
                             RiverSource Retirement Plus   S&P 500 Index, Russell 1000   N/A
                             Funds                         Index, Russell 1000 Value
                                                           Index, Barclays Capital
                                                           U.S. Aggregate Bond Index,
                                                           MSCI The World Index Net,
                                                           and MSCI EAFE Index Net
                             RiverSource Strategic         S&P 500 Index and Barclays    Lipper Mixed Asset Target
                             Allocation                    Capital Aggregate Bond        Allocation Moderate Funds
                                                           Index                         Classification
Brian M. Condon              RiverSource Disciplined       S&P 500 Index                 Lipper S&P 500 Index
                             Equity                                                      Objective Funds
                                                                                         Classification
                             RiverSource Disciplined       Russell 1000 Growth Index     Lipper Large Cap Growth
                             Large Cap Growth                                            Funds Classification
                             RiverSource Disciplined       Russell 1000 Value Index      Lipper Large Cap Value
                             Large Cap Value                                             Funds Classification
                             RiverSource Disciplined       Russell 2500 Index            Lipper Mid Cap Core Funds
                             Small and Mid Cap Equity                                    Classification
                             RiverSource Disciplined       Russell 2000 Value Index      Lipper Small Cap Value
                             Small Cap Value                                             Funds Classification
Fred Copper                  RiverSource Disciplined       MSCI EAFE Value Index         Lipper International Multi-
                             International Equity                                        Cap Value Funds
                                                                                         Classification
Wayne M. Collette, Lawrence  Seligman Capital              Russell MidCap TR and         Lipper Mid-Cap Growth Funds
W. Lin, George Myers and     Seligman Frontier             Russell MidCap Growth TR      Classification Lipper Small
Brian D. Neigut                                            Russell 2000 TR and Russell   Cap Growth Funds
                                                           2000 Growth TR                Classification
Peter Deininger and John     Seligman Growth               Russell 1000 Growth Index     Lipper Large-Cap Growth
Wilson                                                                                   Funds Classification
Cheryl D'Hollander           RiverSource S&P 500 Index     S&P 500 Index                 Lipper S&P 500 Index
                                                                                         Objective Funds
                                                                                         Classification
                             RiverSource Small Company     S&P Small Cap 600 Index       Lipper Small-Cap Core Funds
                             Index                                                       Classification
Michael E. Hoover            RiverSource Precious Metals   S&P North American Natural    Lipper Natural Resources
                             and Mining                    Resources Sector Index        Funds Classification
Arthur J. Hurley             RiverSource Real Estate       FTSE NAREIT Equity REITs      Lipper Real Estate Funds
                                                           Index                         Classification
Laura A. Ostrander           RiverSource Strategic         Barclays Capital              Lipper Multi-Sector Income
                             Income Allocation             Government/Credit Bond        Funds Classification
                                                           Index and Blended
                                                           Benchmark(1)


--------

      1 A custom composite, established by the Advisor, consisting of a 35%
        weighting of the Barclays Capital U.S. Aggregate Bond Index, a 35% weighting of the JPMorgan Global High Yield Index, a 15% weighting of the Citigroup Non-U.S. World Government Bond Index -- Unhedged and a 15% weighting of the JPMorgan EMBI Global Diversified Index.

    The size of the overall bonus pool each year depends on, among other factors, the levels of compensation generally in the investment management industry (based on market compensation data) and the investment manager's profitability for the year, which is largely determined by assets under management.

(D) Portfolio manager compensation is typically comprised of (i) a base salary,
    (ii) an annual cash bonus, and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus and equity incentive awards are paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. Funding for the bonus pool is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the fund, and by the short term (typically one-year) and long-term (typically three-year, five-year and ten-year) performance of those accounts in relation to the relevant peer group universe. Funding for the bonus pool would also include a percentage of any performance fees earned on long/short mutual funds managed by the Team. With respect to hedge funds and separately managed accounts that follow a hedge fund mandate, funding for the bonus pool is a percentage of performance fees earned on the hedge funds or accounts managed by the portfolio managers. Senior management of The investment manager has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. In addition, where portfolio managers invest in a hedge fund managed by the investment manager, they receive a cash reimbursement for the investment management fees charged on their hedge fund investments. Portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other employees of the investment manager. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, portfolio managers may also be eligible for other benefits or perquisites that are available to all employees of the investment manager at the same job level.

(E) Portfolio manager compensation is typically comprised of (i) a base salary,
    (ii) an annual cash bonus, and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus and equity incentive awards are paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. The bonus pool is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the fund, plus, where applicable, a percentage of the assets of the funds they support as research analysts, and by the short term (typically one-year) and long-term (typically three-year and five-year) performance of those accounts in relation to the relevant peer group universe. Funding for the bonus pool may also include a percentage of any performance fees earned on long/short mutual funds managed by the Team. One member of the team does not participate in the pool but instead receives a bonus based on management fees on one product and asset retention efforts associated with other products managed by the team. Senior management of The investment manager has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. Portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other employees of the investment manager. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, portfolio managers may also be eligible for other benefits or perquisites that are available to all employees of the investment manager at the same job level.

(F) Portfolio manager compensation is typically comprised of (i) a base salary,
    (ii) an annual cash bonus, and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus and equity incentive awards are paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. The bonus pool is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the fund, plus, where applicable, a percentage of the assets of the funds they support as research analysts, and by the short term (typically one-year) and long-term (typically three-year) performance of those accounts in relation to the relevant peer group universe. Funding for the bonus pool may also include a percentage of any performance fees earned on long/short mutual funds managed by the Team. Senior management of The investment manager has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. Portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other employees of the investment manager. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, portfolio managers may also be eligible for other benefits or perquisites that are available to all employees of the investment manager at the same job level.

The rest of this section remains the same.

Table 26. Board Members, is revised as follows for each of the above mentioned funds:

BOARD MEMBER AFFILIATED WITH THE INVESTMENT MANAGER*

                                                                                         OTHER PRESENT
                                                                                            OR PAST
                              POSITION HELD                                              DIRECTORSHIPS
                              WITH FUNDS AND                PRINCIPAL OCCUPATION          (WITHIN PAST    COMMITTEE
NAME, ADDRESS, AGE          LENGTH OF SERVICE              DURING PAST FIVE YEARS           5 YEARS)     MEMBERSHIPS
------------------     ---------------------------   ---------------------------------   -------------   -----------
William F. Truscott    Board member since 11/7/01,   Chairman of the Board, Columbia     None            None
53600 Ameriprise       Vice President since 2002     Management Investment Advisers,
Financial Center                                     LLC (formerly RiverSource
Minneapolis, MN 55474                                Investments, LLC) since May 2010
Age 49                                               (previously President, Chairman
                                                     of the Board and Chief Investment
                                                     Officer, 2001 -- April 2010);
                                                     Chief Executive Officer, U.S.
                                                     Asset Management & President,
                                                     Annuities, Ameriprise Financial,
                                                     Inc. since May 2010 (previously
                                                     President -- U.S. Asset
                                                     Management and Chief Investment
                                                     Officer, 2005 -- April 2010 and
                                                     Senior Vice President -- Chief
                                                     Investment Officer,
                                                     2001 -- 2005); Director,
                                                     President and Chief Executive
                                                     Officer, Ameriprise Certificate
                                                     Company since 2006; Director,
                                                     Columbia Management Investment
                                                     Distributors, Inc. (formerly
                                                     RiverSource Fund Distributors,
                                                     Inc.) since May 2010 (previously
                                                     Chairman of the Board and Chief
                                                     Executive Officer, 2008 -- April
                                                     2010; Chairman of the Board and
                                                     Chief Executive Officer,
                                                     RiverSource Distributors, Inc.
                                                     since 2006; former Chief
                                                     Investment Officer and Managing
                                                     Director, Zurich Scudder
                                                     Investments


--------

    * Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the investment manager or Ameriprise Financial.

The rest of this section remains the same.

Table 27. Fund Officers, is revised as follows for each of the above mentioned funds:

                           POSITION HELD WITH FUNDS AND                    PRINCIPAL OCCUPATION
NAME, ADDRESS, AGE              LENGTH OF SERVICE                         DURING PAST FIVE YEARS
------------------     -----------------------------------   -----------------------------------------------
J. Kevin Connaughton   President since 5/1/10                Senior Vice President and General
One Financial Center                                         Manager -- Mutual Fund Products, Columbia
Boston, MA 02111                                             Management Investment Advisers, LLC since May
Age 46                                                       2010; Managing Director of Columbia Management
                                                             Advisors, LLC, December 2004 -- April 2010;
                                                             Senior Vice President and Chief Financial
                                                             Officer, Columbia Funds, June 2008 -- January
                                                             2009; Treasurer, Columbia Funds, October
                                                             2003 --  May 2008; Treasurer, the Liberty
                                                             Funds, Stein Roe Funds and Liberty All-Star
                                                             Funds, December 2000 -- December 2006; Senior
                                                             Vice President -- Columbia Management Advisors,
                                                             LLC, April 2003 -- December 2004; President,
                                                             Columbia Funds, Liberty Funds and Stein Roe
                                                             Funds, February 2004 -- October 2004
Amy K. Johnson         Vice President since 12/5/06          Senior Vice President and Chief Operating
5228 Ameriprise                                              Officer, Columbia Management Investment
Financial Center                                             Advisers, LLC (formerly RiverSource
Minneapolis, MN 55474                                        Investments, LLC) since May 2010 (previously
Age 44                                                       Chief Administrative Officer, 2009 -- April
                                                             2010 and Vice President -- Asset Management and
                                                             Trust Company Services, 2006 -- 2009 and Vice
                                                             President -- Operations and Compliance, 2004-
                                                             2006); Director of Product
                                                             Development -- Mutual Funds, Ameriprise
                                                             Financial, Inc., 2001 -- 2004

                           POSITION HELD WITH FUNDS AND                    PRINCIPAL OCCUPATION
NAME, ADDRESS, AGE              LENGTH OF SERVICE                         DURING PAST FIVE YEARS
------------------     -----------------------------------   -----------------------------------------------
Jeffrey P. Fox         Treasurer since 7/10/02               Vice President, Columbia Management Investment
105 Ameriprise                                               Advisers, LLC (formerly RiverSource
Financial Center                                             Investments, LLC) since May 2010; Chief
Minneapolis, MN 55474                                        Financial Officer, Columbia Management
Age 54                                                       Investment Distributors, Inc. (formerly
                                                             RiverSource Fund Distributors, Inc.) and of
                                                             Seligman Data Corp. since 2008; Vice
                                                             President -- Investment Accounting, Ameriprise
                                                             Financial, Inc. since 2002; Chief Financial
                                                             Officer, RiverSource Distributors, Inc. since
                                                             2006
Scott R. Plummer       Vice President, General Counsel       Chief Legal Officer and Assistant Secretary,
5228 Ameriprise        and Secretary since 12/5/06           Columbia Management Investment Advisers, LLC
Financial Center                                             (formerly RiverSource Investments, LLC) since
Minneapolis, MN 55474                                        June 2005; Vice President and Lead Chief
Age 50                                                       Counsel -- Asset Management, Ameriprise
                                                             Financial, Inc. since May 2010 (previously Vice
                                                             President and Chief Counsel --  Asset
                                                             Management, 2005-April 2010 and Vice
                                                             President -- Asset Management Compliance, 2004-
                                                             2005); Vice President, Chief Counsel and
                                                             Assistant Secretary, Columbia Management
                                                             Investment Distributors, Inc. (formerly
                                                             RiverSource Fund Distributors, Inc.) since
                                                             2008; Vice President, General Counsel and
                                                             Secretary, Ameriprise Certificate Company since
                                                             2005; Chief Counsel, RiverSource Distributors,
                                                             Inc. since 2006; Senior Vice President and
                                                             Chief Compliance Officer, USBancorp Asset
                                                             Management, 2002 -- 2004
Mike Jones             Vice President since 5/1/10           Director and President, Columbia Management
100 Federal Street                                           Investment Advisers, LLC since May 2010;
Boston, MN 02110                                             President and Director, Columbia Management
Age 51                                                       Investment Distributors, Inc. since May 2010;
                                                             Manager, Chairman, Chief Executive Officer and
                                                             President, Columbia Management Advisors, LLC,
                                                             2007 -- April 2010; Chief Executive Officer,
                                                             President and Director, Columbia Management
                                                             Distributors, Inc., 2006 -- April 2010; former
                                                             Co-President and Senior Managing Director,
                                                             Robeco Investment Management
Colin Moore            Vice President since 5/1/10           Director and Chief Investment Officer, Columbia
One Financial Center                                         Management Investment Advisers, LLC since May
Boston, MA 02111                                             2010; Manager, Managing Director and Chief
Age 52                                                       Investment Officer, Columbia Management
                                                             Advisors, LLC, 2007 -- April 2010; Head of
                                                             Equities, Columbia Management Advisors, LLC,
                                                             2002 -- Sept. 2007
Linda Wondrack         Chief Compliance Officer              Vice President and Chief Compliance Officer,
One Financial Center   since 5/1/10                          Columbia Management Investment Advisers, LLC
Boston, MA 02111                                             since May 2010; Director (Columbia Management
Age 46                                                       Group, LLC and Investment Product Group
                                                             Compliance), Bank of America, June
                                                             2005 -- April 2010; Director of Corporate
                                                             Compliance and Conflicts Officer, MFS
                                                             Investment Management (investment management),
                                                             August 2004 -- May 2005
Neysa M. Alecu         Money Laundering Prevention Officer   Vice President -- Compliance, Ameriprise
2934 Ameriprise        since 11/9/05 and Identity Theft      Financial, Inc. since 2008; Anti-Money
Financial Center       Prevention Officer since 2008         Laundering Officer and Identity Theft
Minneapolis, MN 55474                                        Prevention Officer, Columbia Management
Age 46                                                       Investment Distributors, Inc. (formerly
                                                             RiverSource Fund Distributors, Inc.) since
                                                             2008; Anti- Money Laundering Officer,
                                                             Ameriprise Financial, Inc. since 2005;
                                                             Compliance Director, Ameriprise Financial,
                                                             Inc., 2004-2008;




--------------------------------------------------------------------------------
S-6500-CJ (4/10)
* Valid until next update